Net Loss Per Common Share (Details) - shares	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Common stock, issued (in shares)	174,957,000	58,057,000	6,250,000,000	87,222,000
Earn Out Securities [Member]
Common stock, issued (in shares)	74,998,317
Sponsor Earn Out Securities [Member]
Common stock, issued (in shares)	6,250,000